Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Operating Leases

During 2014, the Company entered into a new lease for office space for its corporate headquarters in California, which expires in October 2017. The lease provides for monthly rent of $14,000, which will increase at a rate of 3% annually, and includes three months of rent abatement during the first year with an option to renew the lease for one additional 36-month period.

The Company leases a laboratory and office facility under a non-cancellable operating lease agreement, which expires on March 31, 2016. Monthly rent expense is $6,400. Subsequent to December 31, 2015, in February 2016, the Company extended the lease for one year to March 2017, with monthly rent expense of $6,750.

Rent expense during the years ended December 31, 2015 and 2014 was $234,000 and $149,000, respectively. In addition, certain administrative functions were performed at an office location leased by the majority stockholder through September of 2014 at no charge to the Company. No amount has been charged for these functions as it is not deemed reasonable to estimate.

At December 31, 2015, the future minimum annual obligations under non-cancellable operating lease commitments, excluding the abandoned lease liability described below, are $173,000 and $148,000 during 2016 and 2017, respectively.

Lease Abandonment

In March 2014, the Company entered into a termination agreement with the landlord of one of its operating leases and agreed to a termination fee of $565,000, payable in monthly installments of $31,400, which were paid in full through August 2015. The present value of the remaining payments under the termination agreement at December 31, 2014 and reported in the consolidated balance sheet was $248,000. The termination agreement resulted in a change in estimate which is reported as an additional expense of $46,000 during the year ended December 31, 2014 and is included in general and administrative expenses in the consolidated statement of operations.

Licensing Agreement

The Company has a licensing agreement with UAMS for the exclusive use of patents used in the GEP assay, MyPRS and its related technology through April 2020. The agreement is effective through the earlier of the expiration of the related patents or termination of the agreement pursuant to its terms. The Company may terminate the agreement for any reason upon 90 days written notice. UAMS may terminate the agreement with 90 days written notice upon a material breach of the agreement by the Company or if the Company challenges the validity of any licensed patent in a court of competent jurisdiction. Under the terms of the license agreement, the Company is required to pay $30,000 in annual minimum royalties on sales to customers other than UAMS unless sales, as defined in the agreement, exceed certain thresholds in which case the additional royalties would range from 2% – 4%. Total royalty expense during each of the years ended December 31, 2015 and 2014 was $30,000.

Services Agreement

The Company has a services agreement with a third-party to assist with billing and collections from customers through March 2017. The agreement contains automatic one-year renewals, unless a 90-day termination notice is given by either party. Under the terms of the agreement, fees to the third-party are based on a percentage of cash collections. The Company has a minimum commitment of $10,000 per month. During the years ended December 31, 2015 and 2014, the Company paid $126,000 and $142,000, respectively, to this vendor. At December 31, 2015, the future minimum commitments under this agreement are $120,000 and $30,000 during the years ended December 31, 2016 and 2017, respectively.

Litigation

The Company is, from time to time, involved in legal proceedings, regulatory actions, claims and litigation arising in the ordinary course of business. Currently, the Company is not a defendant in any lawsuit.

Litigation Settlement

In August 2013, the Company settled a lawsuit in which it was the plaintiff for a tortuous interference claim regarding a potential acquisition for a payment of at least $350,000, of which $250,000 was received in January 2014 and the remaining $100,000 was received in January 2015. At December 31, 2014 the Company recorded a receivable for $100,000 in prepaid expenses and other current assets in the consolidated balance sheets, and recognized the related gain for $100,000 during the year ended December 31, 2014.